SHORT-TERM DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTE 11 – SHORT-TERM DEBT

Short-term debt as of June 30, 2014 and December 31, 2013 consisted of:

Short-term debt	June 30, 2014	December 31, 2013
Notes payable to unrelated third party	$-	$75,000
Notes payable to related party	516,674	111,794
Short term loan payable	76,738	-
Total short-term debt	$593,412	$186,794

Note payable to unrelated party was signed on March 22, 2013 and was due on April 22, 2014, bearing an interest rate of 10% per annum. The note was paid in full.

The notes payable to related parties bear no interest.

The short term loan represents the outstanding balance of the financing in the amount of $137,160 for the Directors’ & Officers’ liability insurance. The financing bears 4.25% interest and is payable in monthly payments of $15,511 for nine months with the first payment due on March 5, 2014 and the last payment due on November 5, 2014.

Note 10 – Long-term and Short-term Debt

Long-term debt at December 31, 2013 and 2012 consists of:

	2013	2012
Loan to a bank payable in monthly installments of $1,535 including interest at 8.8% through May 2016. The note is secured by a vehicle.	$-	$58,848
Notes payable to unrelated third party payable		50,000
Total long-term debt		108,848
Less current portion		(16,428)
Long-term portion	$-	$92,420

During 2013 the Company sold the vehicle. The original vehicle acquisition was financed by an auto loan provided by a major bank. The outstanding balance of the loan was repaid in full to the bank with proceeds from the sale of the vehicle.

Short-term debt at December 31, 2013 and 2012 consists of:

	2013	2012
Note payable to unrelated third party payable	$75,000	$-
Notes payable to related party	111,794
Total current debt	$186,794	-

Note payable to unrelated party was signed on March 22, 2013 and is due on April 22, 2014, bearing an interest rate of 10% per annum. Interest expense for 2013 on notes payable amounted to $27,417. The notes payable to related parties bear no interest.